UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	September 30, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,561,597

Form 13F Information Table Value Total:		$347,188,888



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Alcoa Inc.
COM
013817101
1,098,533
124,128
124,128
N/A
N/A

N/A
124,128
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,227,512
10,730
10,730
N/A
N/A

N/A
10,730
N/A
Allergan Inc.
COM
018490102
2,088,665
22,807
22,807
N/A
N/A

N/A
22,807
N/A
Altria Group Inc.
COM
02209S103
6,302,229
188,746
188,746
N/A
N/A

N/A
188,746
N/A
American Express Co.
COM
025816109
3,070,156
53,995
53,995
N/A
N/A

N/A
53,995
N/A
American International Group
COM NEW
026874784
1,311,600
40,000
40,000
N/A
N/A

N/A
40,000
N/A
Amgen Inc.
COM
031162100
442,944
5,255
5,255
N/A
N/A

N/A
5,255
N/A
Apache Corp.
COM
037411105
1,838,871
21,266
21,266
N/A
N/A

N/A
21,266
N/A
Apple Computer Inc.
COM
037833100
18,626,099
27,921
27,921
N/A
N/A

N/A
27,921
N/A
AT&T Inc.
COM
00206R102
7,792,779
206,705
206,705
N/A
N/A

N/A
206,705
N/A
Baker Hughes Inc.
COM
057224107
3,692,939
81,648
81,648
N/A
N/A

N/A
81,648
N/A
Bank of America Corp.
COM
060505104
2,976,372
337,075
337,075
N/A
N/A

N/A
337,075
N/A
Blackrock Inc
COM
09247X101
3,935,973
22,075
22,075
N/A
N/A

N/A
22,075
N/A
Boeing Company
COM
097023105
2,616,960
37,600
37,600
N/A
N/A

N/A
37,600
N/A
Borg Warner Inc
COM
099724106
1,045,289
15,125
15,125
N/A
N/A

N/A
15,125
N/A
Bristol-Myers Squibb
COM
110122108
2,244,814
66,513
66,513
N/A
N/A

N/A
66,513
N/A
CA Inc.
COM
12673P105
3,536,204
137,275
137,275
N/A
N/A

N/A
137,275
N/A
Caterpillar Inc.
COM
149123101
1,899,763
22,080
22,080
N/A
N/A

N/A
22,080
N/A
CenturyLink Inc.
COM
156700106
1,811,940
44,850
44,850
N/A
N/A

N/A
44,850
N/A
Cerner Corp
COM
156782104
512,709
6,625
6,625
N/A
N/A

N/A
6,625
N/A
ChevronTexaco Corp.
COM
166764100
8,577,884
73,592
73,592
N/A
N/A

N/A
73,592
N/A
Cisco Systems
COM
17275R102
3,301,673
172,953
172,953
N/A
N/A

N/A
172,953
N/A
Citigroup Inc.
COM NEW
172967424
2,901,806
88,686
88,686
N/A
N/A

N/A
88,686
N/A
Citrix Systems
COM
177376100
1,338,510
17,490
17,490
N/A
N/A

N/A
17,490
N/A
Cobalt International Energy Inc.
COM
19075F106
779,450
35,000
35,000
N/A
N/A

N/A
35,000
N/A
Coca Cola Co.
COM
191216100
5,082,506
133,997
133,997
N/A
N/A

N/A
133,997
N/A
Colgate Palmolive Co.
COM
194162103
2,454,909
22,896
22,896
N/A
N/A

N/A
22,896
N/A
ConocoPhillips
COM
20825C104
5,085,704
88,942
88,942
N/A
N/A

N/A
88,942
N/A
Costamare Inc
SHS
Y1771G102
1,264,365
82,155
82,155
N/A
N/A

N/A
82,155
N/A
Costco Wholesale Inc.
COM
22160K105
2,674,272
26,700
26,700
N/A
N/A

N/A
26,700
N/A
CVS Corp.
COM
126650100
2,278,161
47,050
47,050
N/A
N/A

N/A
47,050
N/A
D R Horton Inc
COM
23331A109
2,551,353
123,672
123,672
N/A
N/A

N/A
123,672
N/A
Deere & Co.
COM
244199105
2,454,637
29,764
29,764
N/A
N/A

N/A
29,764
N/A
Diamond Offshre Drilling Inc
COM
25271C102
1,054,605
16,025
16,025
N/A
N/A

N/A
16,025
N/A
Du Pont (EI) De Nemours
COM
263534109
4,302,509
85,588
85,588
N/A
N/A

N/A
85,588
N/A
Eli Lilly & Co.
COM
532457108
5,587,269
117,850
117,850
N/A
N/A

N/A
117,850
N/A
EMC Corp.
COM
268648102
2,424,030
88,890
88,890
N/A
N/A

N/A
88,890
N/A
Estee Lauder Companies Class A
CL A
518439104
923,550
15,000
15,000
N/A
N/A

N/A
15,000
N/A
Express Scripts Holding Co.
COM
30219G108
1,629,817
26,023
26,023
N/A
N/A

N/A
26,023
N/A
Exxon Mobil Corp.
COM
30231G102
9,613,315
105,121
105,121
N/A
N/A

N/A
105,121
N/A
Facebook Inc.
CL A
30303M102
320,027
14,775
14,775
N/A
N/A

N/A
14,775
N/A
Ford Motor Co.
COM PAR
345370860
1,737,086
176,175
176,175
N/A
N/A

N/A
176,175
N/A
Freeport-Mcmoran Copper & Gold
COM
35671D857
2,698,406
68,176
68,176
N/A
N/A

N/A
68,176
N/A
Fusion IO Inc
COM
36112J107
302,700
10,000
10,000
N/A
N/A

N/A
10,000
N/A
General Dynamics
COM
369550108
1,801,770
27,250
27,250
N/A
N/A

N/A
27,250
N/A
General Electric
COM
369604103
6,783,477
298,700
298,700
N/A
N/A

N/A
298,700
N/A
Gilead Sciences Inc.
COM
375558103
2,321,550
35,000
35,000
N/A
N/A

N/A
35,000
N/A
Google Inc.
CL A
38259P508
3,964,898
5,255
5,255
N/A
N/A

N/A
5,255
N/A
Heinz (H.J.) Co.
COM
423074103
4,913,529
87,820
87,820
N/A
N/A

N/A
87,820
N/A
Home Depot
COM
437076102
7,774,871
128,787
128,787
N/A
N/A

N/A
128,787
N/A
Honeywell International
COM
438516106
5,026,469
84,125
84,125
N/A
N/A

N/A
84,125
N/A
Intel Corp.
COM
458140100
7,001,487
308,980
308,980
N/A
N/A

N/A
308,980
N/A
International Business Machines
COM
459200101
8,919,728
42,997
42,997
N/A
N/A

N/A
42,997
N/A
Johnson & Johnson
COM
478160104
4,662,106
67,655
67,655
N/A
N/A

N/A
67,655
N/A
JP Morgan Chase & Company
COM
46625H100
8,880,421
219,378
219,378
N/A
N/A

N/A
219,378
N/A
Juniper Networks Inc
COM
48203R104
835,310
48,820
48,820
N/A
N/A

N/A
48,820
N/A
Limited Brands Inc.
COM
532716107
1,672,377
33,950
33,950
N/A
N/A

N/A
33,950
N/A
Lockheed Martin Inc.
COM
539830109
5,231,148
56,020
56,020
N/A
N/A

N/A
56,020
N/A
Macy's Inc.
COM
55616P104
2,120,828
56,375
56,375
N/A
N/A

N/A
56,375
N/A
McDonald's Corp.
COM
580135101
6,022,654
65,642
65,642
N/A
N/A

N/A
65,642
N/A
Medtronic Inc.
COM
585055106
5,232,181
121,340
121,340
N/A
N/A

N/A
121,340
N/A
Merck & Co. Inc.
COM
58933Y105
6,264,390
138,900
138,900
N/A
N/A

N/A
138,900
N/A
MetLife Inc.
COM
59156R108
5,467,941
158,675
158,675
N/A
N/A

N/A
158,675
N/A
Microsoft Corp.
COM
594918104
9,510,492
319,573
319,573
N/A
N/A

N/A
319,573
N/A
Morgan Stanley
COM NEW
617446448
1,701,604
101,649
101,649
N/A
N/A

N/A
101,649
N/A
NextEra Energy Inc.
COM
65339F101
4,967,056
70,625
70,625
N/A
N/A

N/A
70,625
N/A
Occidental Petroluem Corp.
COM
674599105
2,302,105
26,750
26,750
N/A
N/A

N/A
26,750
N/A
Oracle Corp.
COM
68389X105
4,322,132
137,385
137,385
N/A
N/A

N/A
137,385
N/A
PepsiCo Inc.
COM
713448108
6,628,318
93,660
93,660
N/A
N/A

N/A
93,660
N/A
Pfizer Inc.
COM
717081103
6,632,465
266,900
266,900
N/A
N/A

N/A
266,900
N/A
PG&E Corp.
COM
69331C108
2,113,957
49,542
49,542
N/A
N/A

N/A
49,542
N/A
Praxair Inc.
COM
74005P104
1,978,914
19,050
19,050
N/A
N/A

N/A
19,050
N/A
Procter & Gamble
COM
742718109
6,407,824
92,385
92,385
N/A
N/A

N/A
92,385
N/A
Prudential Financial Inc.
COM
744320102
1,633,719
29,971
29,971
N/A
N/A

N/A
29,971
N/A
Qualcomm Inc.
COM
747525103
6,799,860
108,850
108,850
N/A
N/A

N/A
108,850
N/A
Schlumberger Ltd.
COM
806857108
3,205,883
44,323
44,323
N/A
N/A

N/A
44,323
N/A
Simon Property Group
COM
828806109
4,432,852
29,200
29,200
N/A
N/A

N/A
29,200
N/A
Southern Co.
COM
842587107
1,762,943
38,250
38,250
N/A
N/A

N/A
38,250
N/A
Starbucks Corp.
COM
855244109
2,620,693
51,680
51,680
N/A
N/A

N/A
51,680
N/A
Target Corp.
COM
87612E106
5,098,037
80,322
80,322
N/A
N/A

N/A
80,322
N/A
The Travelers Companies Inc.
COM
89417E109
2,971,017
43,525
43,525
N/A
N/A

N/A
43,525
N/A
Tiffany & Co.
COM
886547108
3,469,921
56,075
56,075
N/A
N/A

N/A
56,075
N/A
United Health Group Inc.
COM
91324P102
2,679,074
48,350
48,350
N/A
N/A

N/A
48,350
N/A
United Parcel Service Class B
CL B
911312106
5,197,771
72,625
72,625
N/A
N/A

N/A
72,625
N/A
United Technologies Corp.
COM
913017109
5,071,548
64,779
64,779
N/A
N/A

N/A
64,779
N/A
Unum Group
COM
91529Y106
1,187,777
61,799
61,799
N/A
N/A

N/A
61,799
N/A
US Bancorp Inc.
COM NEW
902973304
2,391,053
69,710
69,710
N/A
N/A

N/A
69,710
N/A
Valero Energy
COM
91913Y100
1,835,634
57,943
57,943
N/A
N/A

N/A
57,943
N/A
Verizon Communications
COM
92343V104
4,403,611
96,634
96,634
N/A
N/A

N/A
96,634
N/A
Walt Disney Co.
COM
254687106
4,364,387
83,481
83,481
N/A
N/A

N/A
83,481
N/A
Wells Fargo & Company
COM
949746101
5,265,065
152,478
152,478
N/A
N/A

N/A
152,478
N/A
Xcel Energy Inc.
COM
98389B100
1,925,152
69,475
69,475
N/A
N/A

N/A
69,475
N/A



347,188,888
7,561,597
7,561,597




7,561,597